Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Loans receivable, net of allowance for loan losses	$ 941	$ 860
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	9,000,000	9,000,000
Common stock, shares issued (in shares)	1,388,625	1,388,625
Common stock, shares outstanding (in shares)	947,849	983,821
Treasury stock, at cost (in shares)	440,776	404,804